Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Net sales Adjusted EBITDA and Other Measures for Reportable Segments and Total Continuing Operations

The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60
Three Months Ended July 31, 2011
Net Sales	$507	$496	$415	$255	$202	$1,875
Adjusted EBITDA	95	33	14	7	6	155
Depreciation(1) & Software Amortization	7	1	1	4	8	21
Other Intangible Amortization	19	23	5	5	9	61

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120
Six Months Ended July 31, 2011
Net Sales	$944	$883	$810	$471	$375	$3,483
Adjusted EBITDA	167	54	26	4	—	251
Depreciation(1) & Software Amortization	14	2	2	8	17	43
Other Intangible Amortization	38	47	10	10	17	122

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Other, Corporate, & Eliminations	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Other, Corporate, & Eliminations	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

	Fiscal Year 2009
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,609	$279	$24	$73	$2,341	$28
Waterworks	1,652	99	5	95	1,695	2
Power Solutions	1,410	40	5	19	711	3
White Cap	872	(31)	25	20	487	4
Other, Corporate, & Eliminations	770	(44)	62	36	2,611	18

Total continuing operations	$6,313	$343	$121	$243	$7,845	$55

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
(2)	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

Reconciliation to Consolidated Financial Statements

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Total Adjusted EBITDA	$192	$155	$325	$251
Depreciation and amortization	84	82	167	165
Stock-based compensation	5	5	10	9
Management fees and expenses	2	2	3	3
Other	(2)	—	(1)	—

Operating income (loss)	103	66	146	74
Interest expense	158	159	324	317
Loss on extinguishment of debt	—	—	220	—
Other (income) expense, net	—	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)
Provision (benefit) for income taxes	1	15	34	35

Income (loss) from continuing operations	$(56)	$(108)	$(432)	$(277)

Reconciliation to Consolidated Financial Statements

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Total Adjusted EBITDA	$508	$411	$343
Depreciation and amortization	329	343	364
Stock-based compensation	20	17	18
Management fees and expenses	5	5	5
Restructuring	—	8	21
Goodwill impairment	—	—	219
Other	(1)	1	—

Operating income (loss)	155	37	(284)
Interest expense	639	623	602
Other (income) expense, net	—	(1)	(208)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(484)	(585)	(678)
Provision (benefit) for income taxes	79	28	(198)

Income (loss) from continuing operations	$(563)	$(613)	$(480)